DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2012
Components of long-term debt:
Total long-term and short-term debt	$ 1,772,053	$ 1,835,907
Less: current portion of long-term debt and short-term debt	(451,454)	(491,398)
Long-term debt	1,320,599	1,344,509
Repayments of long-term debt:
2017	674,257
2018	320,601
2019	165,083
2020	92,703
2021	173,877
2022 and thereafter	371,840
Total debt	1,798,361	1,878,061
Deferred finance charges	(26,308)	(42,154)
Total debt	$ 1,772,053	$ 1,835,907
Convertible Debt | Convertible Bonds
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 45.37	$ 45.82	$ 55
Repayments of long-term debt:
2017	$ 219,700
Total debt	$ 218,851	$ 243,369